NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable
Bank acceptance notes:	December 31,
	2015	2014

Due May 20, 2016	$2,618,727	$-
Due March 22, 2016, subsequently settled on due date	1,540,429	-
Due March 22, 2016, subsequently settled on due date	1,540,429	-
Due January 28, 2016, subsequently settled on due date	770,214	-
Due January 3, 2016, subsequently settled on due date	1,540,429	-
Due June 25, 2015, subsequently settled on due date	-	325,414
Due April 30, 2015, subsequently settled on due date	-	1,627,075
Due April 16, 2015, subsequently settled on due date	-	1,627,075
Due March 26, 2015, subsequently settled on due date	-	1,464,366
Due March 10, 2015, subsequently settled on due date	-	1,627,075
Due February 28, 2015, subsequently settled on due date	-	1,627,075
Due January 17, 2015, subsequently settled on due date	-	1,627,075
Total	$8,010,228	$9,925,155